Document and Entity Information	Dec. 19, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001754068
Document Type	8-K
Document Period End Date	Dec. 19, 2024
Entity Registrant Name	ALLOVIR, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39409
Entity Tax Identification Number	83-1971007
Entity Address, Address Line One	P.O. Box 44
Entity Address, Address Line Two	1661 Massachusetts Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02420
City Area Code	(617)
Local Phone Number	433-2605
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ALVR
Entity Emerging Growth Company	true
Entity Ex Transition Period	false